Risks - Credit risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total [member]
Credit risk [line items]
At end of period	€ 30,871	€ 40,977	€ 36,891
Non-due [member]
Credit risk [line items]
At end of period	25,707	31,528	26,208
Up to 30 days [member]
Credit risk [line items]
At end of period	3,176	4,924	5,395
31-60 days [member]
Credit risk [line items]
At end of period	858	2,094	1,479
61-90 days [member]
Credit risk [line items]
At end of period	423	733	931
91-180 days [member]
Credit risk [line items]
At end of period	327	981	1,512
More than 180 days [member]
Credit risk [line items]
At end of period	€ 380	€ 717	€ 1,366